Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Fees	Infrastructure	Total Payments
Total	$ 3,000	$ 3,524	$ 4,518	$ 11,042
Cariboo Gold Project
Total	185	914	$ 4,518	5,617
Coulon and James Bay Properties
Total		693		693
Sapuchi
Total	1,548	$ 1,917		3,465
Tintic
Total	$ 1,267			$ 1,267